Property And Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property And Equipment

NOTE 4. PROPERTY AND EQUIPMENT
As of December 31, 2022 and 2021, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Leasehold Improvements	Website, Computer Equipment and Software	Vehicles	Construction In Progress	Total
Cost
Balance as of January 1, 2021	$96,526	$23,206	$17,636	$88,369	$5,772	$1,946	$19,197	$252,652
Additions	7,873	5,772	4,484	12,339	1,650	921	63,413	96,452
Transfers	4,021	4,923	3,560	39,494	580	65	(52,646)	(3)
Disposals	—	(130)	(407)	(811)	(23)	(30)	—	(1,401)
Additions from acquisition	39,106	5,279	834	12,448	111	377	12,839	70,994
Effect of foreign exchange and other adjustments	(642)	(82)	120	939	58	(21)	44	416
As of December 31, 2021	$146,884	$38,968	$26,227	$152,778	$8,148	$3,258	$42,847	$419,110
Additions	29,826	2,112	1,416	5,691	296	134	45,056	84,531
Transfers	360	3,489	2,645	19,310	1,863	146	(27,813)	—
Disposals	—	(1,096)	(312)	(3,658)	(70)	(19)	(4,583)	(9,738)
Sale related to sale and leaseback transaction	(2,305)	(3,333)	(2,188)	(29,857)	—	—	—	(37,683)
Measurement period adjustments	1,829	(210)	929	(1,348)	—	—	—	1,200
Effect of foreign exchange and other adjustments	—	(2)	7	(36)	(5)	33	—	(3)
As of December 31, 2022	$176,594	$39,928	$28,724	$142,880	$10,232	$3,552	$55,507	$457,417

Accumulated depreciation
Balance as of January 1, 2021	$(2,033)	$(3,235)	$(3,199)	$(12,882)	$(2,006)	$(493)	$—	$(23,848)
Depreciation	(5,465)	(3,603)	(4,387)	(10,358)	(1,882)	(588)	—	(26,283)
Disposals	—	74	140	297	13	19	—	543
Adjustments	—	(57)	(133)	(206)	(52)	18	—	(430)
As of December 31, 2021	$(7,498)	$(6,821)	$(7,579)	$(23,149)	$(3,927)	$(1,044)	$—	$(50,018)
Depreciation	(6,469)	(6,288)	(6,345)	(18,293)	(2,460)	(667)	—	(40,522)
Disposals	—	69	24	5,098	—	1	—	5,192
Sale related to sale and leaseback transaction	36	736	950	6,262	—	—	—	7,984
Adjustments	—	(275)	(2)	1	5	(60)	—	(331)
As of December 31, 2022	$(13,931)	$(12,579)	$(12,952)	$(30,081)	$(6,382)	$(1,770)	$—	$(77,695)

Net book value
As of December 31, 2021	$139,386	$32,147	$18,648	$129,629	$4,221	$2,214	$42,847	$369,092
As of December 31, 2022	$162,663	$27,349	$15,772	$112,799	$3,850	$1,782	$55,507	$379,722
As of December 31, 2022 and 2021, costs related to construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed and the facilities and dispensaries are available for their intended use. Land costs at each balance sheet date are included in Land and Buildings.
In the second quarter of 2022, the Company determined that approximately $2.4 million of materials held in construction in progress would not be used. The materials were sold in July of 2022 for $0.9 million, with a $1.5 million loss on sale recorded to Selling, general and administrative expenses in the Consolidated Statements of Operations.
During the second quarter of 2022, the Company initiated a plan to shut down a cultivation facility and a production facility in California. As a result of this plan, the Company exercised its early termination right to reduce the existing lease terms to 180 days at these locations and determined that the useful life of impacted leasehold improvements had essentially ended. As such, the Company accelerated depreciation on these leasehold improvements to reduce the associated net book value down to $nil, with additional depreciation expense taken on these leasehold improvements in the amount of $2.7 million during the second quarter of 2022. During the year ended December 31, 2022, the Company recorded additional accelerated depreciation on other remaining assets at the facility in the amount of $0.5 million.

On September 1, 2022, the Company closed on a sale and leaseback transaction to sell its Brookville, Pennsylvania facility to Aventine Property Group (“Aventine”). Concurrent with the closing of the sale, the Company, entered into a long-term, triple-net lease agreement with Aventine and will continue to operate the facility as a permitted cannabis cultivation and processing facility. In connection with this transaction, the Company disposed of fixed assets with a net book value of $29.7 million and recorded a net gain on sale of assets of $14.7 million to Other income, net, in the Consolidated Statements of Operations.

In the fourth quarter of 2022, the Company sold materials held in construction in progress that would not be used. The cost basis was approximately $0.9 million for net proceeds of $0.3 million, with a $0.6 million loss on sale recorded to Selling, general and administrative expenses in the Consolidated Statements of Operations.

In addition to the depreciation expense on long-lived assets shown above of $40.5 million, additional depreciation expense was recorded during the year ended December 31, 2022 related to an abandoned construction in progress project of $0.6 million. For the years ended December 31, 2022 and 2021 total depreciation was $41.1 million and $26.3 million, respectively, of which $11.3 million and $6.5 million, respectively, is included in Selling, general and administrative expenses, with the remainder of $29.8 million and $19.8 million, respectively, recorded in Cost of goods sold and ending inventory.
As of December 31, 2022 and 2021, ending inventory includes approximately $10.9 million and $9.1 million of capitalized depreciation, respectively. For the years ended December 31, 2022 and 2021, $28.0 million and $14.3 million, respectively, of depreciation was recorded to Cost of goods sold, which includes $9.1 million and $3.6 million, respectively, related to depreciation capitalized to inventory in prior years. Aside from the losses on sales of assets as described above, there were no impairment losses related to property and equipment for the years ended December 31, 2022 and 2021, respectively.